5. Propery and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Less accumulated depreciation	$ (28,462)	$ (22,352)
Property and equipment, net	6,059	12,169
Furniture [Member]
Less accumulated depreciation	6,536	6,536
Computers [Member]
Less accumulated depreciation	11,091	11,091
Software [Member]
Less accumulated depreciation	$ 16,894	$ 16,894